Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable Related Parties
Interest expense	$ 600		$ 1,170	$ 29,455
Imputed interest expense				$ (134)